SILVER STREAM DERIVATIVE LIABILITY (Details Narrative) - CAD ($)		12 Months Ended
	Jun. 10, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 04, 2021	Jul. 02, 2020
Statement [Line Items]
Fair value obligation		$ 23,818,000	$ 21,761,000
Advance Payment receivable		3,154,000	11,346,000
Derivative liability		20,664,000	10,415,000
Consideration payable		5,000,000	6,300,000
Derivative liability consideration payable		26,114,000	13,260,000
Advance Payment receivable minimum amount		$ 30,098,000	27,706,000
Common stock shares		187,839
Mining total consideration		$ 6,435,000	$ 6,726,000
Exercise price		$ 0.41	$ 0.27
Tranche 1 [Member]
Statement [Line Items]
Mining total consideration		$ 23,500,000
Tranche2 [Member]
Statement [Line Items]
Mining total consideration		23,500,000.0
Three Tranche [Member]
Statement [Line Items]
Mining total consideration		$ 22,500,000
Silver Purchase Agreement [Member]
Statement [Line Items]
Mining total consideration	$ 22,500,000
Mining at closing date					$ 30,600,000
Right to purchase	50.00%
Fair value of warrants	$ 6,278,000
Warrants purchase	300,000,000
Exercise price	$ 0.40
Buy-back right discription		First Mining has the right to repurchase 50% of the Silver Stream for US$22.5 million (approx. $28.5 million as at December 31, 2021) at any time prior to the commencement of production at Springpole (the “Buy-Back Right”)
First Majestic [Member]
Statement [Line Items]
Consideration payable		$ 5,000,000
Buy-Back Right value		$ 22,500,000	$ 28,500,000
Mining received				$ 7,500,000
Cash				$ 4,800,000
Common stock shares				287,300
Mining total consideration				$ 5,000,000.0
First Majestic [Member] | Tranche2 [Member]
Statement [Line Items]
Mining received				9,800,000
Cash				3,750,000
Mining total consideration				$ 3,750,000
First Mining [Member]
Statement [Line Items]
Cash	$ 7,500,000
Common stock shares	805,698
Mining total consideration	$ 10,000,000
Mining at closing date					2,500,000
First Mining [Member] | Tranche 1 [Member]
Statement [Line Items]
Mining total consideration	$ 13,700,000				10,000,000
Mining at closing date					$ 3,300,000